Financial risk management	12 Months Ended
Mar. 31, 2023
Financial Risk Management [Abstract]
Financial risk management	Financial risk management
The Group's activities are exposed to a variety of financial risks such as market risk (including foreign exchange risk and interest rate risk), credit risk and liquidity risk.
To minimize the impact of potential adverse effects of market volatility on financial performance, the Group hedges certain market risks via derivative contracts with banks. The Group manages financial risks through its central treasury department in compliance with policies approved by the board of directors.
(a)Market risk
i)Foreign exchange risk
The Euro is the presentation currency of the Group and functional currency of the Company, and due to the international footprint of its TFSS, AVPS, and RTS businesses, the Group is exposed to foreign exchange risks.
Foreign exchange risks are mainly due to the funding of entities with non-Euro functional currencies in the form of intra-group loans and cash pools. The largest exposures are GBP, AUD, JPY and SEK and volatility in these currencies may therefore impact the Group’s results.
Trade payables and receivables exposed to foreign exchange risks are mainly intra-group and denominated in the respective entity’s functional currency.
A foreign exchange rate sensitivity analysis has been performed on the monetary items exposed to foreign exchange risks in the statement of financial position.
At March 31, 2023, if currency rates on the major currencies had been 2% higher/lower and with all other variables held constant, profit before tax for the year would have been lower/higher by EUR0.6 million (EUR0.7 million for the financial year ended March 31, 2022, EUR0.1 million for the financial year ended March 31, 2021).
ii)Interest rate risk
The Group's interest rate risk arises from the external senior debt, including the Senior Facilities Agreement and the Revolving Credit Facility, structured at floating rates, accompanied by an interest rate floor. A significant increase in interest rates may affect the funding cost of the Group (see Note 25 for details).
If the market interest rate would have been 1% higher and, with all other variables held constant, profit before tax for the year would have been EUR7.3 million lower (EUR3.1 million for the financial year ended March 31, 2022, EUR2.8 million for the financial year ended March 31, 2021) as a result of an increase in the borrowing cost of the external senior debt.
(b)Credit risk
Counterparty credit risk is managed at Group level, except for credit risk relating to accounts receivable balances. Each operating entity is responsible for managing and analyzing the credit risk for new clients before standard payment terms and conditions are offered.
Credit risk towards banks arises from cash and cash equivalents, derivative financial instruments and deposits held with these business partners. The credit risk towards banks is managed by Group treasury in compliance with the Group's policies that define the corporate instructions in relation to managing counterparty limits. As such, investments of surplus funds can only be done with approved counterparties and any new counterparties are to be confirmed by the CFO of the Group before any cash deposits or financial transactions can be executed with them.
The Group’s approval policy over banks and financial institutions ensures that consistent and efficient cash management structures are implemented to enable a sound level of cash concentration in the Group. Local
Management is required to request written approval to the Group treasury department prior to initiating new bank relationships or financial services or before amending existing relationships or banking setups. In compliance with the Senior Facilities Agreement (SFA), a number of obligors’ bank accounts are pledged and subject to close monitoring by the Group’s treasury department (Note 25).
According to the Group’s current policy over cash deposits and financial instruments, the counterparty credit quality is measured by the long-term issue credit ratings of S&P and Moody’s and should be minimum BBB-. Counterparty credit limits are set to control the concentration of risks and therefore mitigate financial loss through a counterparty’s potential failure to make payments. Any deviation from the Group’s policy is subject to the approval of the Group’s CFO.
Credit risk from trade receivables and contract assets is managed according to the Group’s policies. Operating entities apply credit risk management procedures in line with these policies. Credit risk is monitored on a country by country basis, considering the aging profile of the customers and historical and forward-looking default indicators. Additionally, the type of counterparty, be it an individual customer or a state authority, is used as a potential class of different risk profiles.
Management of operational entities monitors exposure to credit risk on an ongoing basis. The creditworthiness of new customers is assessed before signing trade contracts. Any change request of the already agreed credit conditions is reviewed from a creditworthiness standpoint and approved by the operational entities. The assessment of creditworthiness takes into consideration external ratings and information from relevant institutions.
As disclosed in Note 18, as of March 31, 2023, 81.1% (as of March 31, 2022 88.0%) of total trade receivables are not yet due.
An impairment analysis is performed at each reporting date on an individual customer basis.
There are no significant concentrations of credit risk arising from trade receivables and contract assets.
(c)Liquidity risk
Liquidity describes the ability of a company to generate sufficient cash flows to meet cash requirements of its business operations, including working capital needs, capital expenditure, debt interest and service, acquisitions and other contractual obligations. The objective of our capital management is to have sufficient liquidity, also ensuring that the Group respects any financial and maintenance covenants linked to obligations towards our creditors.
For the purpose of assessing liquidity risk, all operational entities of the Group forecast their cash on a weekly rolling basis. These are monitored by Group treasury ensuring that the Group's liquidity position at all times meets operational cash needs.
In addition to the centralization of cash available in the local operations as a primary source of liquidity, Group treasury has access to uncommitted facilities of up to EUR11.6 million (EUR8.4 million as of March 31, 2022).
As of March 31, 2023, EUR0.9 million remains undrawn under the revolving credit facility and USD10.0 million (EUR9.4 million) under the Supplemental Liquidity Facility, whereas the uncommitted facilities are fully available (Note 25).
At the reporting date, the Group held total liquid assets of EUR240.5 million (EUR51.1 million as of March 31, 2022).
The table below analyzes the Group's non-derivative financial liabilities into relevant maturity groupings based on the remaining period from the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the notional, undiscounted cash flows.

As of March 31, 2023
(EUR thousand)
	Less than 3 months	Between 3 months and 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years
Loans and borrowings (1)	565	81,321	20,761	740,837	—
Other non-current financial liabilities (1)	—	—	10,293	10,646	88
Trade payables	110,215	98,891	—	—	—
Other current liabilities (2)	20,678	1,279	—	—	—
Accrued liabilities (3)	33,581	14,820	—	—	—
Other current financial liabilities (4)	—	7,776	—	—	—
Total	165,039	204,087	31,054	751,483	88

As of March 31, 2022
(EUR thousand)
	Less than 3 months	Between 3 months and 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years
Loans and borrowings (1)	—	20,075	40,205	738,955	—
Other non-current financial liabilities (1)	—	—	7,583	26,601	394
Trade payables	103,457	62,646	—	—	—
Other current liabilities (2)	14,987	440	—	—	—
Accrued liabilities (3)	19,954	8,516	—	—	—
Other current financial liabilities (4)	—	10,538	—	—	—
Total	138,398	102,215	47,788	765,556	394
(1)The line items “Loans and borrowings” and “Other non-current financial liabilities”, as presented in the table above, include future interest payments (capitalized interest in the case of Other non-current financial liabilities).
(2)For the purposes of this table, items where the counterparty is the tax authority such as “Personnel taxes” and “Input VAT” and “Withholding tax” have been excluded from the line “Other current liabilities”. For further details on these excluded items see Note 31.
(3)For the purpose of this table, items where the counterparty is the tax authority such as “accrued social charges” have been excluded from the line “Accrued liabilities”. For further details on the excluded items see Note 32.
(4)The line item “Other current financial liabilities”, as presented in the table above, exclude EUR11.4 million of warrant liabilities outstanding (EUR12.1 million as of March 31, 2022) and as a consequence of their USD11.50 exercise price, there is a low probability of an exercise of these derivative instruments, and a subsequent cash outflow with a material liquidity impact in the foreseeable future. For further details see Note 40.

Net debt reconciliation
This section presents a breakdown of net debt and details the movements in net debt for each of the periods presented:

	Assets	Liabilities from financing activities
(EUR thousand)	Cash and cash equivalents	Borrowings due within 1 year	Borrowings due after 1 year	Lease liabilities due within 1 year	Lease liabilities due after 1 year	Total
Net debt as of April 1, 2022	(51,083)	676	722,554	10,538	11,319	694,004
Cash flows	(191,181)	59,384	—	(11,746)	—	(143,543)

Borrowings from business acquisition	—	642	2,594	—	—	3,236
New leases	—	—	—	403	6,322	6,725
Foreign exchange adjustments	2,360	(453)	—	(115)	(82)	1,710
Reclassification	—	—	—	7,904	(7,904)	—
Other changes	(642)	1,696	1,743	—	588	3,385
Net debt as of March 31, 2023	(240,546)	61,945	726,891	6,984	10,243	565,517

	Assets	Liabilities from financing activities
(EUR thousand)	Cash and cash equivalents	Borrowings due within 1 year	Borrowings due after 1 year	Lease liabilities due within 1 year	Lease liabilities due after 1 year	Total
Net debt as of April 1, 2021	(182,176)	111	720,745	12,578	19,122	570,380
Cash flows	129,126	731	—	(13,374)	—	116,483
New leases	—	—	—	—	3,602	3,602
Foreign exchange adjustments	578	(166)	—	(31)	(20)	361
Reclassification	—	—	—	11,247	(11,247)	—
Other changes	1,389	—	1,809	118	(138)	3,178
Net debt as of March 31, 2022	(51,083)	676	722,554	10,538	11,319	694,004
(d)Capital risk management
The capital structure of the Group as of March 31, 2023 is composed of a consolidated equity of EUR6.3 million (negative consolidated equity of EUR185.8 million as of March 31, 2022), and senior debt with a carrying value of EUR788.8 million (EUR722.6 million as of March 31, 2022). This represents an Equity/Capital ratio[1] of 0.8% (-25.7% as of March 31, 2022).
The group at its consolidated level is not subjected to any externally-imposed capital requirements. Certain jurisdictions may require Global Blue subsidiaries to maintain certain local capital levels, which is monitored locally. The group currently does not have any non-compliance with local capital requirements that may lead to material risks.
(e)Fair value estimation
The table below discloses financial instruments carried at fair value, by valuation method. The different levels have been defined as follows:
•Quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1);
•Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices) (Level 2);
•Inputs for the asset or liability that are not based on observable market data (unobservable inputs) (Level 3).

As of March 31, 2023
(EUR thousand)
	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through OCI
- Other investments	—	—	7,051	7,051
Financial assets at fair value through profit or loss
-Other current receivables - Derivative financial instruments	—	107	—	107
Total assets	—	107	7,051	7,158
Liabilities
Financial liabilities at fair value through profit or loss
- Put options liability	—	—	4,390	4,390
- Warrant liabilities - Public warrants	7,320	—	—	7,320
- Warrant liabilities - Private warrants	—	4,129	—	4,129
Total liabilities	7,320	4,129	4,390	15,839

As of March 31, 2022
(EUR thousand)
	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through OCI
- Other investments	—	—	3,881	3,881
Total assets	—	—	3,881	3,881
Liabilities
Financial liabilities at fair value through profit or loss
- Other non-current financial liabilities - Put options	—	—	15,419	15,419
- Warrant liabilities - Public warrants	7,539	—	—	7,539
- Warrant liabilities - Private warrants	—	4,512	—	4,512
- Other current liabilities - Derivative financial instruments	—	356	—	356
Total liabilities	7,539	4,868	15,419	27,826
The fair value of financial instruments that are not traded in an active market (over-the-counter derivatives, put options, private warrants, and other investments) is determined by using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity specific estimates. For further details please refer to Note 26, Note 40 and Note 38.